Acquisition of Gateway Insurance Company - Acquisition of Gateway Supplemental Information Regarding Gateway Purchase (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Jan. 02, 2013
Statement [Line Items]
Expenses incurred related to Gateway acquisition	$ 0	$ 0	$ 406,000	$ 0
Reserve Development Protection Payable					2,000,000
ReserveDevelopmentProtection					2,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price					14,300,000
Severance Costs			337,000
Dividend Paid By Gateway [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					6,000,000
Preferred Shares Issued By Atlas [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					2,000,000
Cash Paid By Atlas [Member]
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 6,300,000